Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000250824 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000250824 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250824 | Top 5 Fixed IncomeSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250824 | Top 5 Fixed IncomeEgypt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250824 | Top 5 Fixed IncomeHungary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250824 | Top 5 Equity United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250824 | Top 5 Equity United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250824 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250824 | Top 5 Equity Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250824 | Top 5 Equity Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250824 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000250824 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000250824 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000250824 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250824 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250824 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250824 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250824 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250823 | Top 5 Fixed IncomeBrazil
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000250823 | Top 5 Fixed IncomeMexico
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000250823 | Top 5 Fixed IncomeSouth Africa
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000250823 | Top 5 Fixed IncomeEgypt
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250823 | Top 5 Fixed IncomeHungary
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250823 | Top 5 Equity United States
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000250823 | Top 5 Equity United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000250823 | Top 5 Equity Canada
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000250823 | Top 5 Equity Italy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250823 | Top 5 Equity Norway
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000250823 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000250823 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000250823 | AssetExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000250823 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000250823 | AssetSupranational Banks
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000250823 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000250823 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250823 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000250826 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000250826 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000250826 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250826 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250826 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250826 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000250826 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250826 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250826 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000250825 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000250825 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000250825 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000250825 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000250825 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000250825 | AssetCommon Stock
Holdings [Line Items]
Percent of Net Asset Value	96.10%
C000250825 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000250825 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000250825 | AssetOptions
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)